UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2012

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  May 11, 2011

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 46
Form 13 F Information Table Value Total: 245,224

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      762     8540 SH       SOLE                     8540
AT&T Corp New                  COM              00206r102    10723   343370 SH       SOLE                   343370
Abbott Laboratories            COM              002824100     9057   147770 SH       SOLE                   147770
Agilent Technologies Inc       COM              00846U101     7103   159578 SH       SOLE                   159578
Agnico-Eagle Mines LTD         COM              008474108     1994    59745 SH       SOLE                    59745
Alliant Energy Corp            COM              018802108     3202    73905 SH       SOLE                    73905
Barrick Gold Corp              COM              067901108     4476   102940 SH       SOLE                   102940
Berkshire Hathaway Inc - Class COM              084670702      458     5650 SH       SOLE                     5650
Berkshire Hathaway Inc-CL A    COM              084670108      244        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     9032   267600 SH       SOLE                   267600
CONSOL Energy Inc              COM              20854P109     5755   168775 SH       SOLE                   168775
CVS/Caremark Corp              COM              126650100     7966   177820 SH       SOLE                   177820
Central Fund Canada CL A       COM              153501101     9362   426515 SH       SOLE                   426515
Central Gold Trust             COM              153546106    10526   165110 SH       SOLE                   165110
Chubb Corporation              COM              171232101      292     4224 SH       SOLE                     4224
Cisco Systems Inc              COM              17275R102     7194   340138 SH       SOLE                   340138
Coca-Cola Co                   COM              191216100      644     8705 SH       SOLE                     8705
ConocoPhillips                 COM              20825C104     1835    24142 SH       SOLE                    24142
DuPont E I de Nemours & Co     COM              263534109     2900    54814 SH       SOLE                    54814
Emerson Electric Co            COM              291011104      350     6698 SH       SOLE                     6698
Exelon Corporation             COM              30161N101     7310   186435 SH       SOLE                   186435
Exxon Mobil Corporation        COM              30231G102     1635    18852 SH       SOLE                    18852
Frontier Communications Corp   COM              35906A108     1091   261563 SH       SOLE                   261563
General Electric Co            COM              369604103     8449   420988 SH       SOLE                   420988
Helmerich & Payne              COM              423452101     8310   154033 SH       SOLE                   154033
Hewlett Packard Co             COM              428236103    17159   720039 SH       SOLE                   720039
Intel Corp                     COM              458140100     7302   259723 SH       SOLE                   259723
International Business Machine COM              459200101    11154    53457 SH       SOLE                    53457
Johnson & Johnson              COM              478160104      861    13050 SH       SOLE                    13050
Lear Corp                      COM              521865204     6932   149100 SH       SOLE                   149100
Merck & Co. Inc                COM              58933Y105     7994   208186 SH       SOLE                   208186
Microsoft Corp                 COM              594918104      217     6735 SH       SOLE                     6735
National Penn Bancshares Inc   COM              637138108      176    19933 SH       SOLE                    19933
Penn West Petroleum LTD        COM              707887105     7852   401215 SH       SOLE                   401215
Pfizer Inc                     COM              717081103    10190   449993 SH       SOLE                   449993
Pitney-Bowes                   COM              724479100     3844   218630 SH       SOLE                   218630
Procter & Gamble Co            COM              742718109     1087    16179 SH       SOLE                    16179
Southern Co                    COM              842587107     5389   119940 SH       SOLE                   119940
TECO Energy Inc                COM              872375100     6600   376095 SH       SOLE                   376095
Union Pacific Corp             COM              907818108      406     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104     9153   239418 SH       SOLE                   239418
Wal-Mart Stores Inc            COM              931142103      499     8155 SH       SOLE                     8155
Windstream Corporation         COM              97381W104     9371   800575 SH       SOLE                   800575
Xcel Energy Inc                COM              98389B100     8800   332460 SH       SOLE                   332460
IShares Inc MSCI Japan Index F                  464286848     9199 904080.0000SH     SOLE              904080.0000
Vanguard Utilities ETF                          92204a876      369 4933.0000SH       SOLE                4933.0000